Note 6 - Property and Equipment (Details Textual) - USD ($)	3 Months Ended		4 Months Ended	8 Months Ended	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	May 04, 2016	Dec. 31, 2016	Dec. 31, 2015
Depreciation, Depletion and Amortization, Nonproduction	$ 97,000	$ 131,000	$ 249,000	$ 280,000	$ 433,000
General and Administrative Expense [Member]
Depreciation, Depletion and Amortization, Nonproduction			80,000	100,000	246,000
Selling and Marketing Expense [Member]
Depreciation, Depletion and Amortization, Nonproduction			9,000	12,000	25,000
Research and Development Expense [Member]
Depreciation, Depletion and Amortization, Nonproduction			37,000	70,000	68,000
Reorganization Items, Net [Member]
Depreciation, Depletion and Amortization, Nonproduction			67,000
Cost of Sales [Member]
Depreciation, Depletion and Amortization, Nonproduction			$ 56,000	$ 98,000	$ 94,000